8. INTANGIBLES: Schedule of Product Development Costs (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Product Development Costs

	Asset Source and	Life (in years)	Total Costs	Additions	Total Costs	Amortization	Amortization 12 Mo. Ended	Total Amortization	Net Book Value
	Currency		12/31/2023	2024	12/31/2024	12/31/2023	12/31/2024	12/31/2024	12/31/2024
INTANGIBLES
Software	Acquired – business combination	5 to 15	3,107,870	0	3,107,870	619,033	201,471	820,503	2,287,367

TOTAL			$ 3,107,870	–	$ 3,107,870	$ 619,033	$ 201,471	$ 820,503	2,287,367

PRODUCT DEVELOPMENT
Drone technology	Acquired separately, USD	Under development Not amortised	$ 1,440,000	–	1,440,000	–	–	–	1,440,000
Robotic Arm Technology licensing	Acquired separately, USD	Under development Not amortised	840,000	–	840,000	–	–	–	840,000
Drone Development	Developed internally, USD	Under development Not amortised	1,376,200	1,169,126	2,545,326	–	–	–	2,545,326
TOTAL			$ 3,656,200	$ 1,169,126	$ 4,825,326	$ Nil	$ Nil	$ Nil	$ 4,825,326

Goodwill	Acquired – business combination	NA	2,468,722		2,468,722	-	-	-	2,468,722